Summary of Significant Accounting Policies (Details) - Schedule of carrying amount of VIE's consolidated assets and liabilities - VIE’s [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of carrying amount of VIE's consolidated assets and liabilities [Line Items]
Current assets	$ 25,120,401	$ 11,190,351
Total non-current assets	3,850,210	69,088
Total assets	28,970,611	11,259,439
Total current liabilities	10,968,645	6,884,793
Total non-current liabilities	$ 2,967,193